BASIS OF CONSOLIDATION AND INVESTMENTS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 21, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2024	Nov. 05, 2024	Aug. 31, 2024	May 09, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cancellation of shares description		On February 21, 2024, the EGM took place, WHICH resolved on the compulsory redemption and subsequent cancellation of 98,375 (ninety-eight thousand, three hundred and seventy-five shares), being 41,896 (forty-one thousand, eight hundred and ninety-six) common shares and 56,479 (fifty-six thousand, four hundred and seventy-nine) preferred shares issued by CEEE-G, without modification of the Company's share capital.
Net equity								R$ 2,383,276
Capital reserve		R$ 2,056,970	R$ 32,720
Number of stakeholders shares		5,485,338,835
Percentage of shareholdings		100.00%
Investment property		R$ 202,040	202,040						R$ 205,954	R$ 205,954
Investment property [member]
IfrsStatementLineItems [Line Items]
Investment property		R$ 2,431,581	R$ 2,235,614
Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		37.49%
CSN Cimentos Brasil SA [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		99.99%	99.99%
Net equity		R$ 2,383,276
Share capital		2,300,489
Capital reserve		R$ 82,786
CSN Mineracao [Member]
IfrsStatementLineItems [Line Items]
Profit reserve amount						R$ 160,000	R$ 1,025,040
Profit reserve per share						R$ 0.02943266927	R$ 0.186869166032
Dividends reserve amount						R$ 2,375,000
Dividends per share						R$ 0.43689118448
Payment of interest on equity				R$ 211,610		R$ 465,000
Payment of interest on equity per share				R$ 0.03895595758		R$ 0.08553869507
Sale of common shares					589,304,801
Sale of common stock price per share					R$ 7.50
Sale of common shares value					R$ 4,419,786
CSN Mineracao SA [Member]
IfrsStatementLineItems [Line Items]
Stake percentage		69.01%	79.75%
Companhia Estadua lDe Geracaode Energia Eletrica CEEEG [Member]
IfrsStatementLineItems [Line Items]
Stake percentage	66.23%
CSN Cimentos Brasil SA [Member]
IfrsStatementLineItems [Line Items]
Stake percentage		99.99%
Panatlantica S A [Member]
IfrsStatementLineItems [Line Items]
Equity method percentage		18.61%
Equity acquisition value		R$ 150,000
Interest in subsidiary		29.92%	11.31%
Arvedi Metalfer Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		20.00%	20.00%
Companhia Sidurgica Nacional [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares		3,785,474,692
Percentage of shareholdings		69.01%
Itochu Corporation [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares		589,304,801
Percentage of shareholdings		10.74%
Japao Brasil Minerio De Ferro Participacoes Ltda [Member]
IfrsStatementLineItems [Line Items]
Number of stakeholders shares		507,762,966
Percentage of shareholdings		9.26%
MRS Logistica SA [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		18.75%
MRS Logistica SA [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		18.74%
Indirect Interest [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		12.93%
CSN Mineracao [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		18.75%
Consorcio Da Usina Hidreletrica De Igarapava [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		17.92%
Consorcio Da Usina Hidreletrica De Itauba [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		100.00%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		63.40%
Consorcio Da Usina Hidreletrica De Itauba [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		36.60%
Consorcio Da Usina Hidreletrica De Passo Real [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		100.00%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Indirect Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		53.03%
Consorcio Da Usina Hidreletrica De Passo Real [Member] | Direct Interest [Member]
IfrsStatementLineItems [Line Items]
Interest in subsidiary		46.97%